SA Franklin BW US Large Cap Value Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	92 Months Ended	99 Months Ended	107 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.72%	17.88%	14.42%	15.06%	14.60%	14.97%	15.17%	14.82%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%					10.53%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		17.13%	13.86%					11.60%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent		16.98%	13.69%					11.43%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent		16.83%	13.57%					11.32%